Basis of Presentation	12 Months Ended
Dec. 31, 2016
Basis of Presentation [Abstract]
Basis of Presentation
1.      Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Aegean Marine Petroleum Network Inc. (hereinafter referred to as "Aegean") and its subsidiaries (Aegean and its subsidiaries are hereinafter collectively referred to as the "Company"). The Company is an independent physical supplier and marketer of refined marine fuel and lubricants to ships in port and at sea.

Aegean was formed on June 6, 2005, under the laws of the Republic of the Marshall Islands, for the purpose of acquiring all outstanding common shares of companies owned, directly and indirectly, by Leveret International Inc. ("Leveret"), which is controlled by Aegean's founder and former Head of Corporate Development, Mr. Dimitris Melisanidis.

In December 2006, Aegean completed its initial public offering of 14,375,000 common shares on the New York Stock Exchange under the United States Securities Act of 1933, as amended.
Material Subsidiaries as of December 31, 2016

(a)      Aegean Marine Petroleum S.A. ("AMP"), incorporated in the Republic of Liberia on January 4, 1995, is engaged in the commercial purchase and sale of marine petroleum products and is the principal operating entity of the Company.

(b)      Service Centers, which monitor and support the logistical aspects of each order in their respective geographical locations.

Company Name	Jurisdiction of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
ICS Petroleum Ltd (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) Ltd (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad & Tobago	02/20/2006
Aegean North West Europe NV ("ANWE", the "NW Europe Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center"	Las Palmas	04/30/2010
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (USA) LLC (the "US East & West Coast Business Center")	USA	11/06/2013
Aegean Bunkering Germany BD&M GmbH (the "Hamburg Service Center")	Germany	12/02/2014
Aegean Bunkering Marine Services PTY Ltd (the "South Africa Service Center")	South Africa	10/15/2013

The following companies are also the owners of the vessels presented in the table:

Company Name	Service/ Business center	Vessel Name	Year Built	Date Acquired
Aegean Barges NV	NW Europe	Colorado	2004	04/01/2010
Aegean North West Europe NV	NW Europe	Willem SR*	2006	04/01/2010
Aegean Barges NV	NW Europe	Texas	2003	04/01/2010
Aegean Barges NV	NW Europe	Montana	2011	05/26/2011
Aegean North West Europe NV	NW Europe	Florida*	2011	11/15/2011
Aegean Barges NV	NW Europe	New Jersey	2006	03/25/2014

  *10% of ownership

(c)      Aegean Bunkering Services Inc. (the "Manager") was incorporated in the Marshall Islands on July 11, 2003 and provides all the vessel-owning companies listed below with a wide range of shipping services such as technical support and maintenance, insurance arrangement and handling, financial administration and accounting services.

(d)      Vessel-owning companies with operating vessels:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	11/20/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	11/30/2007
Mykonos I Maritime Ltd. ("Mykonos I")	01/28/2005	Mykonos	2008	06/25/2008
Aegean Tanking S.A. (“Umnenga”)	07/12/2006	Umnenga	1993	03/23/2016
Santorini I Maritime Ltd. ("Santorini I")	01/28/2005	Santorini	2008	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	11/18/2008
Paros Maritime Inc. ("Paros")	01/28/2005	Paros I	2008	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	03/04/2008
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	11/20/2009
Ithaki Marine S.A. ("Ithaki")	09/26/2006	Ithaki	2009	09/01/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	10/15/2009
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT22	2001	05/29/2009
Ios Marine Inc. ("Lefkas")	02/21/2007	Lefkas	2010	03/16/2010
Andros Marine Ltd. ("Andros")	02/21/2007	Andros	2010	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	01/20/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	09/03/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	03/28/2011
Sifnos Marine Inc. ("Anafi")	02/21/2007	Anafi	2011	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	08/11/2011
Symi Navigation S.A.	02/14/2008	Symi	2012	04/11/2012
Amorgos Maritime Inc. ("Amorgos")	01/28/2005	Amorgos	2007	12/21/2007
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT40	2014	05/01/2015
Ios Shipping Ltd.	11/14/2012	Ios I	2010	09/08/2010

(e)      Aegean Management Services M.C. was incorporated in Piraeus on February 20, 2008 and provides all the vessel-maritime companies listed below with a wide range of shipping services such as technical support for ISM purposes, insurance arrangement and handling and accounting services.

(f)      Vessel-maritime companies with operating vessels in Greece:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired

Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	09/07/2009
Aegean Gas Maritime Company	07/24/2001	Mediterranean	1982	02/28/2010
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	07/12/2010
Tinos Marine Inc. ("Syros")	02/21/2007	Syros	2008	04/21/2008
Tempest Shiptrade Ltd. ("Naxos")	05/07/2014	Naxos	2009	01/07/2009

(g)      Other companies with material assets and/or liabilities:

Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Islands	Asset owner
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Oil Terminal Facility owner and operator

As of December 31, 2016, Aegean's ownership interest in all the above subsidiaries, apart from Aegean Bunkering Marine Services PTY Ltd that is 74% owned, amounted to 100%.

For the years ended December 31, 2016, 2015 and 2014, no customer individually accounted for more than 10% of the Company's total revenues.

Debt issuance costs: In April 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” (“ASU 2015-03”), which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. ASU 2015-03 requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The amortization of such costs will continue to be reported as interest expense. Accordingly, the Company has adopted this accounting standard and reclassified the prior-period amounts to conform to the current-period presentation.

The retrospective effect of our adoption of ASU 2015-03, which affected only the presentation of deferred debt issuance costs in our Consolidated Balance Sheets at December 31, 2015, is as follows:

	Deferred charges, net	Long-term Debt
	(In thousands)
Amount as previously presented, before adoption of ASU 2015-03	$31,652	$440,765
Deferred debt issuance costs	(6,645)	(6,645)

Amount as restated, after adoption of ASU 2015-03	$25,007	$434,120

Revision of Previously-Issued Financial Statements
During the year ended December 31, 2016, the Company revised its financial statements for 2015 and 2014 to record a provision for a withholding tax, related to income tax, in a subsidiary and has made adjustments in each successive period.
The Company assessed the effect of the above adjustments in the prior periods' financial statements in accordance with the SEC's Staff Accounting Bulletins No. 99 and 108 and, based on an analysis of quantitative and qualitative factors, determined that these were not material to any of the Company's prior interim and annual financial statements.
All financial information contained in the accompanying notes has been revised to reflect the correction of this error.

The following tables present the effect of the aforementioned revision:
	As of and for the year ended December 31, 2015
	As previously presented	Adjustment	As revised
CONSOLIDATED BALANCE SHEETS
Accrued and other current liabilities	$38,621	$4,639	$43,260
Total current liabilities	389,109	4,639	393,748
Retained earnings	256,271	(4,639)	251,632
Total AMPNI stockholders' equity	621,526	(4,639)	616,887
Total equity	$621,526	$(4,639)	$616,887

CONSOLIDATED STATEMENTS OF INCOME
Income taxes	$(3,446)	$(1,039)	$(4,485)
Net Income	35,880	(1,039)	34,841
Net income attributed to AMPNI shareholders	$35,880	$(1,039)	$34,841

Basic earnings per common share	$0.73	$(0.02)	$0.71
Diluted earnings per common share	$0.73	$(0.02)	$0.71

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
BALANCE, December 31, 2014/ Retained Earnings	$224,317	$(3,600)	$220,717
Net income/ Retained Earnings	35,880	$(1,039)	$34,841
BALANCE, December 31, 2015/ Retained Earnings	$256,271	(4,639)	251,632

CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$35,880	$(1,039)	$34,841
Increase / (Decrease) in:
Accrued and other current liabilities	$(11,091)	$1,039	$(10,052)

	For the year ended December 31, 2014
	As previously presented	Adjustment	As revised
CONSOLIDATED STATEMENTS OF INCOME
Income taxes	$(464)	$(1,500)	$(1,964)
Net Income	17,639	(1,500)	16,139
Net income attributed to AMPNI shareholders	$17,590	$(1,500)	$16,090

Basic earnings per common share	$0.37	$(0.03)	$0.34
Diluted earnings per common share	$0.37	$(0.03)	$0.34

CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$17,639	$(1,500)	$16,139
Increase / (Decrease) in:
Accrued and other current liabilities	$9,866	$1,500	$11,366